Loss before income tax (Tables)	12 Months Ended
Jun. 30, 2018
Disclosure Of Loss Before Income Tax [Abstract]
Summary of Loss Before Income Tax

		Year Ended June 30,
(in U.S. dollars, in thousands)	Note	2018	2017	2016
Revenue
Commercialization Revenue		3,641	1,444	37,969
Milestone Revenue		13,334	500	3,500
Interest Revenue		366	468	1,079
Total Revenue		17,341	2,412	42,548

Clinical trial and research & development		(42,863)	(38,141)	(30,270)
Manufacturing production & development		(3,640)	(8,313)	(21,506)

Employee benefits
Salaries and employee benefits		(19,343)	(20,039)	(24,350)
Defined contribution superannuation expenses		(374)	(362)	(362)
Equity settled share-based payment transactions(1)		(6,199)	(5,276)	(3,389)
Total Employee benefits		(25,916)	(25,677)	(28,101)

Depreciation and amortization of non-current assets
Plant and equipment depreciation		(909)	(1,578)	(1,625)
Intellectual property amortization		(1,741)	(1,479)	(567)
Total Depreciation and amortization of non-current assets		(2,650)	(3,057)	(2,192)

Other Management & administration expenses
Overheads & administration		(8,477)	(8,128)	(10,361)
Consultancy		(3,295)	(3,329)	(3,396)
Legal, patent and other professional fees		(3,436)	(4,452)	(3,888)
Intellectual property expenses (excluding the amount amortized above)		(3,065)	(2,889)	(2,562)
Total Other Management & administration expenses		(18,273)	(18,798)	(20,207)

Fair value remeasurement of contingent consideration
Remeasurement of contingent consideration	5(g)(iii)	10,541	(130)	28,112
Total Fair value remeasurement of contingent consideration		10,541	(130)	28,112

Impairment of intangible assets
Impairment of in-process research and development acquired	6(b)	—	—	(61,919)
Total Impairment of intangible assets		—	—	(61,919)

Other operating income and expenses
Research & development tax incentive(2)		1,807	1,532	3,840
Foreign exchange gains/(losses)		161	(43)	(1,126)
Foreign withholding tax paid		(656)	—	—
Total Other operating income and expenses		1,312	1,489	2,714

Finance costs
Interest expense		(1,829)	—	—
Total Finance costs		(1,829)	—	—

Total loss before income tax		(65,977)	(90,215)	(90,821)
(1)	Share-based payment transactions

For the year ended June 30, 2018, 2017 and 2016, share-based payment transactions have been reflected in the Consolidated Statement of Comprehensive Income functional expense categories as follows:

	Year Ended June 30,
(in U.S. dollars)	2018	2017	2016
Research and development	3,638,311	2,837,231	2,461,110
Manufacturing and commercialization	558,928	420,762	681,355
Management and administration	2,001,349	2,017,172	246,197
	6,198,588	5,275,165	3,388,662
(2)	Research and development tax incentive

The Group’s research and development activities are eligible under an Australian Government tax incentive for eligible expenditures from July 1, 2011. Management has assessed these activities and expenditures to determine which are likely to be eligible under the incentive scheme. At each period end management estimates the refundable tax offset available to the Group based on available information at the time. The Group uses the assistance of independent tax specialists to review, on an annual basis, the quantum of our previous research and development tax claim and our on-going eligibility to claim this tax incentive in Australia. For years ended June 30, 2018, 2017 and 2016, the Group has recognized income of $1.8 million, $1.5 million and $3.8 million, respectively.

Of the $1.8 million research and development tax incentive recorded in other income for the year ended June 30, 2018, $0.1 million relates to a change in the original estimate of the research and development tax incentive income the Group estimated it would receive from the Australian Government for the year ended June 30, 2017.

Of the $1.5 million research and development tax incentive recorded in other income for the year ended June 30, 2017, $(0.1) million relates to a change in the original estimate of the research and development tax incentive income the Group estimated it would receive from the Australian Government for the year ended June 30, 2016.

Of the $3.8 million research and development tax incentive recorded in other income for the year ended June 30, 2016, $1.1 million relates to a change in the original estimate of the research and development tax incentive income the Group estimated it would receive from the Australian Government for the year ended June 30, 2015.